UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2018

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2018

Investments	Shares	Fair Value (000)
Common Stocks 98.11%

Aerospace & Defense 4.41%

Aerojet Rocketdyne Holdings, Inc.*	119,649	$3,343
Aerovironment, Inc.*	407,880	22,229
Axon Enterprise, Inc.*	440,551	18,494
BWX Technologies, Inc.	285,731	19,373
Curtiss-Wright Corp.	152,938	19,582
Total		83,021

Air Freight & Logistics 2.51%

Atlas Air Worldwide Holdings, Inc.*	373,230	23,663
XPO Logistics, Inc.*	243,135	23,623
Total		47,286

Banks 7.58%

Cadence BanCorp	749,012	21,894
CenterState Bank Corp.	1,020,347	29,570
Texas Capital Bancshares, Inc.*	240,212	23,697
Webster Financial Corp.	313,371	18,862
Western Alliance Bancorp*	473,338	27,917
Wintrust Financial Corp.	232,605	20,806
Total		142,746

Biotechnology 14.35%

Agios Pharmaceuticals, Inc.*	245,905	20,634
Amicus Therapeutics, Inc.*	1,124,398	15,910
Audentes Therapeutics, Inc.*	390,717	14,597
Bluebird Bio, Inc.*	72,680	12,367
Blueprint Medicines Corp.*	333,180	25,562
Exact Sciences Corp.*	365,754	18,291
FibroGen, Inc.*	311,403	14,153
Foundation Medicine, Inc.*	294,432	22,480
Immunomedics, Inc.*	396,930	7,228
Insmed, Inc.*	456,739	11,112
Loxo Oncology, Inc.*	201,490	25,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2018

Investments	Shares	Fair Value (000)
Biotechnology (continued)

Myovant Sciences Ltd. (United Kingdom)*(a)	441,343	$9,101
Sage Therapeutics, Inc.*	198,590	28,581
Sarepta Therapeutics, Inc.*	289,756	22,126
Spark Therapeutics, Inc.*	294,959	22,511
Total		270,023

Building Products 1.59%

Builders FirstSource, Inc.*	707,604	12,900
Trex Co., Inc.*	163,217	16,955
Total		29,855

Capital Markets 3.09%

Evercore, Inc. Class A	221,376	22,414
Hamilton Lane, Inc. Class A	351,646	14,717
Moelis & Co. Class A	391,098	21,041
Total		58,172

Chemicals 0.88%

PolyOne Corp.	394,827	16,523

Communications Equipment 0.39%

Lumentum Holdings, Inc.*	147,004	7,416

Construction & Engineering 1.48%

MasTec, Inc.*	632,789	27,843

Diversified Consumer Services 3.47%

Chegg, Inc.*	1,283,936	29,800
Grand Canyon Education, Inc.*	341,558	35,519
Total		65,319

Electrical Equipment 0.49%

Generac Holdings, Inc.*	204,136	9,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2018

Investments	Shares	Fair Value (000)
Energy Equipment & Services 0.70%

Cactus, Inc. Class A*	461,195	$13,241

Health Care Equipment & Supplies 5.90%

Insulet Corp.*	531,068	45,672
Nevro Corp.*	295,037	26,364
Penumbra, Inc.*	313,796	39,021
Total		111,057

Health Care Providers & Services 1.01%

HealthEquity, Inc.*	289,595	19,018

Hotels, Restaurants & Leisure 2.73%

Planet Fitness, Inc. Class A*	1,273,729	51,318

Household Durables 2.45%

Roku, Inc.*	354,396	11,532
SodaStream International Ltd. (Israel)*(a)	366,108	34,594
Total		46,126

Information Technology Services 1.46%

EPAM Systems, Inc.*	239,898	27,432

Internet Software & Services 15.90%

2U, Inc.*	431,963	34,769
Cargurus, Inc.*	699,743	21,636
Coupa Software, Inc.*	321,653	14,915
DocuSign, Inc.*	188,364	7,277
Etsy, Inc.*	919,831	27,540
Five9, Inc.*	743,734	21,843
GrubHub, Inc.*	314,162	31,774
Instructure, Inc.*	416,018	16,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2018

Investments	Shares	Fair Value (000)
Internet Software & Services (continued)

Mimecast Ltd.*	579,798	$22,061
New Relic, Inc.*	189,474	13,242
Nutanix, Inc. Class A*	273,366	13,830
Okta, Inc.*	564,091	24,149
Stamps.com, Inc.*	92,407	21,046
Trade Desk, Inc. (The) Class A*	250,155	12,800
Twilio, Inc. Class A*	368,021	15,534
Total		299,286

Machinery 2.70%

Chart Industries, Inc.*	379,187	21,515
Proto Labs, Inc.*	143,572	17,107
RBC Bearings, Inc.*	104,102	12,115
Total		50,737

Media 2.28%

Live Nation Entertainment, Inc.*	436,899	17,244
World Wrestling Entertainment, Inc. Class A	643,068	25,588
Total		42,832

Oil, Gas & Consumable Fuels 0.58%

GasLog Ltd. (Monaco)(a)	644,566	10,861

Pharmaceuticals 0.98%

GW Pharmaceuticals plc ADR*	138,736	18,439

Semiconductors & Semiconductor Equipment 2.90%

CEVA, Inc.*	127,843	4,168
Entegris, Inc.	255,236	8,218
Monolithic Power Systems, Inc.	249,852	29,258
SolarEdge Technologies, Inc. (Israel)*(a)	245,069	12,903
Total		54,547

Software 12.03%

Appian Corp.*	296,742	8,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2018

Investments	Shares	Fair Value (000)
Software (continued)

Aspen Technology, Inc.*	219,426	$19,255
Everbridge, Inc.*	652,058	24,354
HubSpot, Inc.*	294,043	31,139
Paycom Software, Inc.*	289,484	33,062
Paylocity Holding Corp.*	225,880	12,340
Proofpoint, Inc.*	209,561	24,716
RingCentral, Inc. Class A*	433,670	29,078
Talend SA ADR*	222,791	10,872
Zendesk, Inc.*	320,113	15,605
Zscaler, Inc.*	599,238	17,911
Total		226,377

Specialty Retail 3.03%

At Home Group, Inc.*	869,528	30,599
Floor & Decor Holdings, Inc. Class A*	475,293	26,421
Total		57,020

Textiles, Apparel & Luxury Goods 1.14%

Canada Goose Holdings, Inc. (Canada)*(a)	579,118	21,474

Trading Companies & Distributors 2.08%

Air Lease Corp.	450,170	18,767
Beacon Roofing Supply, Inc.*	415,724	20,350
Total		39,117
Total Common Stocks (cost $1,302,829,238)		1,846,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.60%

Repurchase Agreement

Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $50,815,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $49,887,931; proceeds: $48,907,440 (cost $48,906,435)	$48,906	$48,906
Total Investments in Securities 100.71% (cost $1,351,735,673)		1,895,180
Liabilities in Excess of Other Assets (0.71)%		(13,343)
Net Assets 100.00%		$1,881,837

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,846,274	$—	$—	$1,846,274
Repurchase Agreement	—	48,906	—	48,906
Total	$1,846,274	$48,906	$—	$1,895,180

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,370,419,582
Gross unrealized gain	537,504,809
Gross unrealized loss	(12,744,235)
Net unrealized security gain	$524,760,574

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 25, 2018